SEGMENT INFORMATION (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	R$ 3,474,103	R$ 3,425,183
Trademarks	1,881,199	1,733,335
Total	5,355,302	5,158,518
Domestic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,865,390	1,813,986
Trademarks	423,846	275,982
Total	2,289,236	2,089,968
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Goodwill	457,215	459,699
Trademarks	474,875	474,875
Total	R$ 932,090	R$ 934,574